Contingencies and Commitments - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contingency provisions	$ 396,593,485	$ 44,397,524
Restructuring provision	287,485,252
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	74,751,634	35,159,822
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Contingency provisions	30,935,841	23,013,889
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	850,850	1,949,318
For Claims and Credit Cards
Disclosure of other provisions [line items]
Contingency provisions	200	436
For Guarantees Granted
Disclosure of other provisions [line items]
Contingency provisions	0	2,488
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	42,964,743	10,193,691
For Termination Benefits(*)
Disclosure of other provisions [line items]
Contingency provisions	321,731,661	8,740,620
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	$ 110,190	$ 497,082